Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 851	$ 830
2023	872	851
2024	894	872
2025	916	894
2026	939	917
Thereafter	2,033	2,972
Total operating lease payments	$ 7,060	$ 7,336